Debt (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended								12 Months Ended			3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012 Private Placement Notes [Member]	Sep. 30, 2012 Private Placement Notes [Member]	Sep. 30, 2011 Private Placement Notes [Member]	Sep. 30, 2012 Senior Notes Due May 2021 [Member]	Sep. 30, 2011 Senior Notes Due May 2021 [Member]	Sep. 30, 2012 Senior Notes Due May 2022 [Member]	Jun. 30, 2012 Senior Notes Due May 2022 [Member]	Sep. 30, 2011 Senior Notes Due May 2022 [Member]	Jun. 30, 2011 Senior Notes Due May 2022 [Member]	Sep. 30, 2012 Term Loan Due 2012 [Member]	Sep. 30, 2011 Term Loan Due 2012 [Member]	Sep. 30, 2012 Debt With Variable Interest Rates [Member]	Jun. 30, 2012 Debt Covered By Interest Rate Swap Agreements [Member]	Sep. 30, 2012 Debt Covered By Interest Rate Swap Agreements [Member]
Short-term Debt [Abstract]
Notes payable		$ 162.4			$ 162.4	$ 56.0
Short-term Debt, Weighted Average Interest Rate		2.20%			2.20%	3.10%
Long-term Debt		2,370.1			2,370.1	2,312.5		1,165.0	1,265.0	600.0	600.0	498.6	500.0	0		106.5	447.5
Current maturities of long-term debt		231.5			231.5	106.0
Long-term debt		2,138.6			2,138.6	2,206.5														200.0
Interest Expense, Early Termination of Swap Agreement	0	0	1.1	0	1.7														1.7
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum								4.30%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum								6.60%
Debt Instrument, Interest Rate, Stated Percentage										4.70%	4.70%	4.70%			4.70%				1.90%
Debt Instrument, Basis Spread on Variable Rate																0.63%
Debt Instrument, Interest Rate at Period End																0.90%
Debt, Long-term and Short-term, Combined Amount		2,532.5			2,532.5													268.9		100.0
Total Committed Debt Facilities		2,982.5			2,982.5
Repayments of Long-term Debt			495				100									335
Receivables Securitization Program, Maximum Borrowing Capacity		200			200
Receivables Securitization Program, Amount Outstanding		140.0			140.0	35.0
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		231.5			231.5
Long-term Debt, Maturities, Repayments of Principal in Year Two		140.0			140.0
Long-term Debt, Maturities, Repayments of Principal in Year Three		230.0			230.0
Long-term Debt, Maturities, Repayments of Principal in Year Four		210.0			210.0
Long-term Debt, Maturities, Repayments of Principal in Year Five		150.0			150.0
Long-term Debt, Maturities, Repayments of Principal after Year Five		1,410.0			1,410.0
Line of Credit Facility, Maximum Borrowing Capacity		$ 450			$ 450